Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure	The related operating lease commitments are summarized in the table below:

(In millions of U.S. dollars)	2017	2018	2019	2020	2021	2022 and thereafter
Leased premises	3.7	3.1	3.1	3.0	3.0	1.9